Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Notes Payable [Abstract]
Schedule of Outstanding Notes Payable

The table below summarizes the outstanding notes payable as of June 30, 2025 and December 31, 2024, including the effects of discounts and debt issuance costs:

	June 30, 2025	December 31, 2024
Current
Convertible note due 2026	8,755,858	7,000,000
Discounts, net (1)	(826,205)	(462,602)
Debt issuance costs, net (2)	(2,672,749)	(4,303,686)
Total, convertible note	5,256,904	2,233,712

Airlife Note – principal	2,000,000	—
Airlife Note – accrued interest	304,153	—
Total, Airlife Note	2,304,153	—
Total notes payable – current	$7,561,057	$2,233,712

Noncurrent
AirLife Note – principal	$—	$2,000,000
AirLife Note – accrued interest	—	217,823
Notes payable – noncurrent	$—	$2,217,823
(1)	Discounts as of June 30, 2025 and December 31, 2024, consisted of $1,220,167 and $490,000, respectively, in discounts less accumulated amortization of $393,692 and $27,398, respectively.

(2)	Debt issuance costs as of June 30, 2025 and December 31, 2024, consisted of $4,905,768 and $4,558,574, respectively, in debt issuance costs less accumulated amortization of $2,233,019 and $254,888.

The table below summarizes the outstanding notes payable as of December 31, 2024 and 2023, including the effects of discounts and debt issuance costs:

	December 31, 2024	December 31, 2023
Current
The Note – principal	$—	$465,000
The Note – accrued interest	—	4,968
Convertible note due 2026	7,000,000	—
Discounts, net (1)	(462,602)	—
Debt issuance costs, net (2)	(4,303,686)	—
Notes payable – current	$2,233,712	$469,968

AirLife Note – principle	$2,000,000	$2,000,000
AirLife Note – accrued interest	217,823	53,013
Notes payable – noncurrent	$2,217,823	$2,053,013
(1)	Discounts as of December 31, 2024 and 2023, consisted of $490,000 and $0, respectively, in discounts less accumulated amortization of $27,398 and $0, respectively.

(2)	Debt issuance costs as of December 31, 2024 and 2023, consisted of $5,048,574 and $0, respectively, in debt issuance costs less accumulated amortization of $254,888.

Schedule of Disaggregation of Interest Expense

The table below presents the disaggregation of interest expense for the six months ended June 30, 2025:

	Three Months Ended	Six Months Ended
	June 30, 2025	June 30, 2025
Contractual interest expense	$331,736	$613,411
Debt discount amortization	203,096	393,962
Debt issuance cost amortization	981,154	1,950,735
Total	$1,515,986	$2,958,108